Debt	6 Months Ended
Jun. 30, 2025
Debt [Abstract]
DEBT

NOTE 10. DEBT

Securities Purchase Agreement

On October 6, 2023 the Company entered into a Securities Purchase Agreement (the “SPA”) with an institutional Lender (the “Lender”) pursuant to which the Company issued to the Lender a senior secured convertible note (the “December 2023 Convertible Note”) in exchange for a loan in the principal amount of $15,819,209. The December 2023 Convertible Note shall accrue interest at an annual rate equal to the Prime Interest rate plus 5% per annum which is payable quarterly in cash, or upon the Company’s option, in securities of the Company provided certain conditions are met at the increased interest rate of the Prime Interest rate plus 8% per annum. The Company is required to pay a late charge of 12% per annum (“Late Charges”) on any amount of principal or other amounts that are not paid when due. The December 2023 Convertible Note is convertible into shares of the Company’s common stock, par value $0.0001 per share at the option of the Lender at a conversion price of $400.00 per share, subject to a one-time downward adjustment on the effective date of the registration statement providing for the resale of the common stock issuable upon conversion of the December 2023 Convertible Note to a conversion price equal to the prior 5-day volume weighted average price, subject to a floor of $240.00. The conversion price is subject to a downward adjustment if the Company issues equity in the future at a price less than $400.00, except for equity issued in connection with certain strategic acquisitions. The conversion price is also subject to a downward adjustment if the Company fails to satisfy certain performance conditions set forth in the December 2023 Convertible Note. Upon the Lender’s conversion, the conversion amount shall be equal to 115% of the principal amount to be converted under the December 2023 Convertible Note plus any accrued and unpaid interest and accrued and unpaid Late Charges on such principal and interest, if any (the “Conversion Rate”). Lender’s ability to convert the December 2023 Convertible Note into shares of common stock is subject to a 4.99% blocker, such that Lender cannot convert the December 2023 Convertible Note into shares of common stock to the extent it will make the Lender a beneficial owner of more than 4.99% of the common stock. The Company has the option to prepay the December 2023 Convertible Note, upon thirty (30) business day written notice, by paying the product of the 20% redemption premium multiplied by the greater of (i) the conversion amount to be redeemed and (ii) the product of (x) the Conversion Rate with respect to the conversion amount to be redeemed multiplied by (y) the greatest closing sale price of the Company’s common stock on any trading day immediately preceding such notice of redemption and the date the Company makes the entire payment required.

The Company reviewed the conversion upon event of default feature under ASC 815 and determined that the conversion upon event of default feature is considered an embedded derivative that should be bifurcated from the host instrument requiring fair value accounting at issuance with all changes in fair value after the issuance date recorded in the unaudited condensed statement of operations (See Note 15).

The December 2023 Convertible Note has a maturity date of December 12, 2026 and will rank senior to all outstanding and future indebtedness of the Company and its subsidiaries. The December 2023 Convertible Notes are secured by a first priority perfected security interest in all the existing and future assets of the Company and its direct and indirect subsidiaries, including a pledge of all of the capital stock of each of the subsidiaries. The December 2023 Convertible Note also provides that the Company and its subsidiaries execute a guaranty (the “Guaranty”) to guarantee the obligations under the December 2023 Convertible Note and the Security Agreement, that all insider stockholders of the common stock shall execute a lock-up agreement (the “Lock-Up Agreement”) restricting their sale of the common stock until six months after the registration statement registering the shares of common stock underlying the December 2023 Convertible Note is declared effective and a joinder agreement (the “Joinder Agreement”) pursuant to which the Company and its Subsidiaries agree and consent to be parties to the Security Agreement.

On August 9, 2024, the Company entered into a SPA with the Lender pursuant to which the Company issued to the Lender a senior secured convertible note (the “August 2024 Convertible Note”) in exchange for a loan in the principal amount of $1,154,681. The August 2024 Convertible Note has the same terms and conditions as the December 2023 Convertible Note.

On January 8, 2025, the Company entered into a SPA (the “January 2025 SPA”) with the Lender pursuant to which the Lender agreed to waive the pre-existing events of default that occurred under the August Note and the Company Preferred Stock and the Company agreed to execute and deliver to the Lender a senior secured convertible note (the “January 2025 Note”), in exchange for a loan in the principal amount of $1,724,100. The January 2025 Convertible Note has the same terms and conditions as the December 2023 Convertible Note.

Certain events of default under the December 2023 Convertible Note and the Series A Convertible Preferred Stock have occurred based on the following: the Company’s failure to have its resale registration statement on Form S-1 declared effective by the SEC within sixty (60) days of December 12, 2023, the financial statements of the Company’s subsidiary for the years ended December 31, 2022 and 2021 and the quarterly periods ended March 31, 2023, June 30, 2023, and September 30, 2023 were required to be restated, the fact that the Company did not file its Annual Report on Form 10-K for the year ended December 31, 2023 (the “Form 10-K”) within two (2) trading days of the filing due date of the Form 10-K and the Company did not file its Quarterly Report on Form 10-Q for the quarterly period ended March 31, 2023 (the “Form 10-Q”) within two (2) trading days of the filing due date of the Form 10-Q. The December 2023 Convertible Note and the Series A Convertible Preferred Stock each provide for certain remedies based upon the occurrence of an event of default. As a result of the default the Lender under the December 2023 Convertible Note who is also the holder of the Series A Convertible Preferred Stock calculated default interest on the December 2023 Convertible Note of an additional 8% of the principal balance outstanding for seventeen (17) days in May 2024 and an additional 8% of the principal balance outstanding for thirty (30) days in June 2024 (the “Default Interest”). The total Default Interest calculated for the three months ended June 30, 2024 was $165,233 in the aggregate. The Lender has agreed to treat the Default Interest as paid-in-kind interest (“PIK interest”) and the accrued Default Interest was added to the principal balance of the Convertible note on July 1, 2024. In addition, under the terms of the December 2023 Convertible Note and the August 2024 Convertible Note, the Company has accrued default interest from the period from the date the company failed to have its resale registration statement on Form S-1 declared effective by the SEC in February 2024 through September 30, 2024, excluding the period for which the Lender calculated the Default Interest, in the amount of $660,292 (the “Additional Default Interest”). Pursuant to the execution of the August 2024 Convertible Note, the Lender agreed to waive the pre-existing events of default that occurred under the December 2023 Convertible Note.

On June 5, 2025, the Company entered into a SPA (the “June 2025 SPA”) with the Lender for a series of senior secured convertible note up to $21,972,275.38 and pursuant to which the Company executed and delivered to the Lender a senior secured convertible note, dated June 5, 2025 (the “June 2025 Convertible Note”), in exchange for a loan in the original principal amount of $823,960.33.

During the three months ended June 30, 2025, the Lender converted December 2023 Convertible Notes with principal amount of $250,000 and interest payable of $8,431into 1,163,145 shares of Common Stock.

The December 2023 Convertible Note includes an original issue discount of $2,119,209 and debt issuance costs of $3,088,883. The August 2024 Convertible Note includes an original issue discount of $154,681 and debt issuance costs of $95,000. The January 2025 Convertible Note includes an original issue discount of $154,681 and debt issuance costs of $35,000. The June 2025 Convertible Note includes original issue discount of $73,960 and debt issuance costs of $15,000. For the three months and six ended June 30, 2025, the Company recorded $471,764 and $1,095,478 of amortization expense of the debt discount and debt issuance costs in the unaudited condensed consolidated statement of operations. As of June 30, 2025 and December 31, 2024, accrued interest on the December 2023 Convertible Note, the August 2024 Convertible Note, the January 2025 Convertible Note and the June 2025 Convertible Note, including the Additional Default Interest, was $0 and $569,419, respectively, as included with accrued expenses on the accompanying unaudited condensed consolidated balance sheets. See Note 8.

Exchange Agreement

On May 14, 2025, the Company entered into an Amendment and Exchange Agreement (the “Exchange Agreement”) with the Lender pursuant to which the Company shall authorize one or more series of a new series B convertible preferred stock of the Company, $0.0001 par value (see Note 12. Preferred Stock). The Exchange Agreement provides that the Holder shall have the option exchange some or all of the amounts outstanding under the December 2023 Convertible Note, August 2024 Convertible Note and/or the January 2025 Convertible Note (collectively the “Original Notes”). At the initial closing the Lender has determined to convert $1,284,881, which is the principal amount plus all accrued interest due under the August 2024 Convertible Note, into 100 shares of Series B Preferred Stock. See Note 12 for further discussion of the conversion.

The table below summarizes the outstanding Convertible Notes as of June 30, 2025 and December 31, 2024:

	June 30, 2025	December 31, 2024
Principal value of Convertible Notes (1)	$20,888,741	$17,836,864
Debt discount, net of amortization(2)	(2,746,259)	(3,750,932)
Convertible Notes payable	$18,142,482	$14,085,932

(1)

Includes $18,154,462, $0, $1,898,120 and $836,159 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $16,644,699, $1,192,165, $0, and $0 of principal for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

(2)

Includes $2,532,517, $0, $138,828 and $79,914 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at June 30, 2025, respectively.

Includes $3,419,065, $331,867, $0 and $0 of debt discount for the December 2023, August 2024, January 2025 and June 2025 Convertible Notes at December 31, 2024, respectively.

Floor Plan Payable

On May 15, 2024, the Company entered into a loan agreement for up to $1.5 million (“Floor Plan Financing”) with an institutional lender. The Floor Plan Financing represents financing arrangements to facilitate the Company’s purchase of used and trade in vehicles. All Floor Plan Financing are collateralized by the inventory purchased. These payables become due when the Company sells the vehicle. The interest rate is prime rate plus 3%. Interest on outstanding floor plan payable balances are due and payable on the 15th of each month.

During May and June 2025, the Company entered into three loan agreements for $385,000 (“2025 Floor Plan Financings”, collectively with the Floor Plan Financing, the “Floor Plan Financings”) with another institutional lender. The 2025 Floor Plan Financings represent financing arrangements to facilitate the Company’s purchase of used and trade in vehicles. All 2025 Floor Plan Financings are collateralized by the inventory purchased. These payables become due when the Company sells the vehicle. The interest rate is 24.99%. Interest on outstanding 2025 Floor Plan Financings payable balances are due and payable monthly.

The outstanding balances on Floor Plan Financings as of June 30, 2025 and December 31, 2024, was $498,320 and $1,212,000. Interest expense on the Floor Plan Financings for the three and six months ended June 30, 2025 was $10,127 and $31,322, respectively, and $10,801 for the three and six months ended June 30, 2024.

Business Loan and Security Agreement

On February 20, 2025, the Company entered into a Business Loan and Security Agreement with Agile Lending, LLC (the “Lending Lender”) pursuant to which the Company received a term loan from the Lending Lender in the principal amount of $1,575,000 (the “Agile Loan”) which included an administrative agent fee of $75,000.

On April 4, 2025, the Company entered into a new business loan and security agreement with an effective date of April 4, 2025 (the “New Loan Agreement”) by and among an investor (the “New Lender”), a collateral agent (the “Collateral Agent”), the Company and its subsidiary, Humble Imports Inc., pursuant to which the Company received a term loan from the New Lender in the principal amount of $1,824,300 (the “New Loan”). The New Loan agreement stipulates the Loan should be repaid through sixty-nine (69) equal weekly payments of principal and interest in the aggregate amount of $35,693 per week commencing on April 15, 2025 and ending August 4, 2026 (the “Term”). During the Term, the New Loan will accrue interest in the aggregate amount of $638,505 unless, in the event of default, the New Loan will accrue interest at a fixed per annum rate equal to the rate that is otherwise applicable plus 5% (the “Default Rate”). The New Loan included an administrative expense fee of $40,000 and a lender’s legal fee of $35,000, which sum was netted out of the New Loan. The New Loan is secured by all properties, rights and assets of the Company and Collateral Agent is designated as the collateral agent under the New Loan Agreement.

The net proceeds of the New Loan were used to pay off the Agile Loan in the discounted amount of $1,749,300, including principal and interest. Accordingly, the Agile Loan is paid off and satisfied.

The table below presents the disaggregation of interest expense for the three and six months ended June 30, 2025:

	Three months ended June 30, 2025	Six months ended June 30, 2025
Contractual interest expense	$1,620,186	$2,756,792
Debt discount and issuance cost amortization	485,162	1,205,535
Total	$2,105,348	$3,962,327